Contingent assets, liabilities & commitment (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 07, 2023 item MW	Dec. 31, 2023 MW	Jun. 30, 2023 USD ($)	Jun. 30, 2021 MW
Contingent assets, liabilities & commitment
Power capacity of funded concentrated solar thermal power				30
Joint Development Agreement, Number Of Appointees To Steering Committee From Each Party | item	2
Joint Development Agreement, Automatic Termination, Number Of Years From Closing Date Of Note Purchase Agreement		7 years
Joint Development Agreement, Automatic Termination, Minimum Expected Nameplate Capacity Of An Approved Project Considered		200
Margin fee percentage on supply margin on qualifying equipment sales			8.50%
Contingent liabilities | $			$ 0
Vast solar 3
Contingent assets, liabilities & commitment
Proposed Capacity Of Facility	150
EDF Australia Pacific Pty Ltd [Member]
Contingent assets, liabilities & commitment
Joint Development Agreement, Investment As A Percentage Of Equity Capital For An Approved Project, Maximum	75.00%
Joint Development Agreement, Investment As A Percentage Of Equity Capital For Specified Projects, Maximum	75.00%
CSP Technology [Member]
Contingent assets, liabilities & commitment
Percentage Of Ownership Interest To Be Held, Considered For Consent For Change Of Control To Not Be Unreasonably Withheld Or Delayed		100.00%